Organization - Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 3,115,914		¥ 4,390,293	¥ 6,705,612	$ 451,765
Short-term investments	100,368		193,672		14,552
Accounts receivable, net	1,937,692		661,027		280,939
Value added taxes recoverable	437,579		327,553		63,443
Prepayments and other current assets	368,320		314,604		53,401
Total current assets	6,756,422		6,347,323		979,589
Non-current assets
Property and equipment, net	13,369,156		9,427,591		1,938,345
Operating lease right-of-use assets	1,104,895		803,544		160,195
Finance lease right-of use assets	133,037		136,825		19,289
Intangible assets	284,763		305,800		41,287
Deferred tax assets	44,596		30,866		6,466
Value added taxes recoverable	369,016		424,011		53,502
Other non-current assets	378,264		342,573		54,843
Total non-current assets	16,343,809		12,334,628		2,369,630
Total assets	23,100,231		18,681,951		3,349,219
Current liabilities
Accounts payable	2,420,376		1,701,299		350,922
Current portion of operating lease liabilities	42,407		45,501		6,148
Total current liabilities	4,255,680		4,301,347		617,016
Non-current liabilities
Operating lease liabilities	178,609		198,806		25,896
Deferred tax liabilities	376,135		270,950		54,534
Other non-current liabilities	153,063		196,400		22,192
Total non-current liabilities	7,934,997		4,265,972		1,150,466
Total liabilities	12,190,677		8,567,319		1,767,482
Total revenue	4,551,662	$ 659,929	2,852,277	1,831,077
Net (loss) income	651,630	94,477	316,420	(283,345)
Net cash generated from operating activities	859,295	124,586	1,065,505	664,910
Net cash used in investing activities	(4,814,562)	(698,046)	(3,952,971)	(2,769,269)
Net cash used in financing activities	2,660,798	385,779	1,293,061	¥ 8,188,802
VIEs
Current assets
Cash and cash equivalents	447,526		577,753		64,885
Short-term investments	100,368		129,946		14,552
Accounts receivable, net	1,687,100		588,518		244,607
Amounts due from subsidiaries of the Group	1,163,722		621,276		168,724
Value added taxes recoverable	12,081		4,273		1,752
Prepayments and other current assets	4,721		5,931		684
Total current assets	3,415,518		1,927,697		495,204
Non-current assets
Property and equipment, net	60,832		57,832		8,820
Operating lease right-of-use assets	190,266		221,708		27,586
Finance lease right-of use assets			866
Intangible assets	15,342		17,797		2,224
Amounts due from subsidiaries of the Group	300,000		300,000		43,496
Deferred tax assets	2,024				293
Value added taxes recoverable	718				104
Other non-current assets	8,745		10,114		1,268
Total non-current assets	577,927		608,317		83,791
Total assets	3,993,445		2,536,014		578,995
Current liabilities
Accounts payable	34,153		40,260		4,952
Income taxes payable	2,720		4,184		394
Amounts due to subsidiaries of the Group	3,545,509		2,111,460		514,050
Current portion of operating lease liabilities	¥ 31,811		¥ 35,990		$ 4,612
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of operating lease liabilities		Current portion of operating lease liabilities	Current portion of operating lease liabilities	Current portion of operating lease liabilities
Accrued expenses and other current liabilities	¥ 77,803		¥ 34,044		$ 11,280
Total current liabilities	3,691,996		2,225,938		535,288
Non-current liabilities
Operating lease liabilities	¥ 161,230		¥ 188,104		$ 23,376
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities		Operating lease liabilities	Operating lease liabilities	Operating lease liabilities
Deferred tax liabilities			¥ 499
Other non-current liabilities	¥ 7,731		8,127		$ 1,121
Total non-current liabilities	168,961		196,730		24,497
Total liabilities	3,860,957		2,422,668		$ 559,785
Total revenue	4,261,474	617,856	2,656,005	¥ 1,706,086
Net (loss) income	11,288	1,637	2,942	(52,771)
Net cash generated from operating activities	90,809	13,166	460,676	184,998
Net cash used in investing activities	¥ (221,036)	$ (32,047)	(133,441)	¥ (12,115)
Net cash used in financing activities			¥ (1,071)